GENERAL INFORMATION - Major Developments, Narrative (Details) $ / shares in Units, ₽ in Millions, $ in Millions										1 Months Ended	9 Months Ended
	Aug. 15, 2025	Aug. 14, 2025 USD ($) shares	Aug. 12, 2025 USD ($) $ / shares shares	Jul. 10, 2025 USD ($) $ / shares shares	Jul. 08, 2025 USD ($) $ / shares shares	Jun. 18, 2025 USD ($)	Jun. 18, 2025 RUB (₽)	Apr. 09, 2025 USD ($)	Jan. 27, 2025 USD ($)	May 31, 2025 USD ($)	Sep. 30, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	May 26, 2026 USD ($) solarPowerPlant MW	Feb. 26, 2026 USD ($)	Feb. 10, 2026 USD ($)	Feb. 09, 2026 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Apr. 02, 2025 USD ($)	Mar. 19, 2025 USD ($)
Disclosure of subsidiaries [line items]
Repayment of Loan Note Payable											$ 0.0	$ 123.0
Increase in authorized share capital					$ 654,300.0
Authorized share capital, amount					$ 2,654,300.0						$ 3.0
Authorized common shares (in shares) | shares											265,430,000						265,430,000
Par value per share (in dollars per share) | $ / shares											$ 0.01						$ 0.01
Issued shares (in shares) | shares											231,863,624						230,863,624
Fair value of Cohen Circle Net Assets acquired		$ 162.0
Cash and cash equivalents at banks and on hand											$ 304.0						$ 247.0
Kyivstar Group Warrants
Disclosure of subsidiaries [line items]
Warrants issued and outstanding (in shares) | shares		7,666,629
At amortized cost | Loan Note Payable - VEON Amsterdam B.V.
Disclosure of subsidiaries [line items]
Notional amount		$ 178.0
Ordinary shares
Disclosure of subsidiaries [line items]
Authorized common shares (in shares) | shares					265,430,000
Par value per share (in dollars per share) | $ / shares					$ 0.01
LLC Helsi Ukraine
Disclosure of subsidiaries [line items]
Interest											97.99%	97.99%
Proportion of ownership interests held by non-controlling interests										1.10%
Remaining equity interests to be acquired										2.01%
4.0% April 2025 U.S. Dollar denominated Notes
Disclosure of subsidiaries [line items]
Borrowings, interest rate								4.00%
Repayment of Loan Note Payable								$ 472.0
6.3% June 2025 Russian Ruble denominated Notes
Disclosure of subsidiaries [line items]
Borrowings, interest rate						6.30%	6.30%
Repayment of Loan Note Payable						$ 100.0	₽ 7,840
Uklon
Disclosure of subsidiaries [line items]
Equity interest acquired																			3.00%
Veon Holdings B.V. And Cohen Circle
Disclosure of subsidiaries [line items]
Non-redemption agreement value				$ 52.5
Cash condition for Business Combination Agreement, minimum				$ 50.0
Cohen Circle
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | $ / shares				$ 0.0001
Shares redeemed (in shares) | shares			5,847,015
Redemption price (in dollars per share) | $ / shares			$ 10.40
Redemption value			$ 61.0
Shares exchanged (in shares) | shares		23,163,338
Fair value of Cohen Circle Net Assets acquired		$ 162.0
Cash and cash equivalents at banks and on hand		178.0
Liabilities		$ 16.0
Number of shares issued in transaction (in shares) | shares				757,745
Cohen Circle | Ordinary shares
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares) | shares		17,152,985
Issued shares (in shares) | shares		17,152,985
Veon Holdings B.v.
Disclosure of subsidiaries [line items]
Shares exchanged (in shares) | shares		206,942,440
Kyivstar Group Warrants
Disclosure of subsidiaries [line items]
Warrants issued and outstanding (in shares) | shares		7,666,629
VEON Ltd. | Phase One
Disclosure of subsidiaries [line items]
Share buyback program, authorized, amount									$ 30.0
Purchase of treasury shares									$ 22.0
Ukrainian Investment Platform | LLC Helsi Ukraine
Disclosure of subsidiaries [line items]
Interest										26.90%
Purchase consideration										$ 10.0
VEON Amsterdam B.V. | Kyivstar Group Ltd.
Disclosure of subsidiaries [line items]
Interest	89.60%
LLC ISP Shtorm
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired														100.00%		100.00%
Purchase consideration														$ 10.0		$ 10.0
LLC ISP Shtorm | JSC Kyivstar
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired														100.00%
Purchase consideration														$ 10.0
Purchase consideration											$ 10.0
Tabletki Group
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired															100.00%
Purchase consideration															$ 161.0
Tabletki Group | JSC Kyivstar
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired															100.00%
Purchase consideration															$ 161.0
Purchase consideration											161.0
Six solar power plants | JSC Kyivstar
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired													100.00%
Purchase consideration													$ 71.0
Number of solar power plants acquired | solarPowerPlant													6
Combined installed generation capacity (MW) | MW													105
Purchase consideration											$ 71.0
Uklon
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired																			97.00%
Purchase consideration																			$ 158.0
Uklon | JSC Kyivstar
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired																		97.00%
Purchase consideration																		$ 158.0
Equity interest acquired																		3.00%
Purchase consideration												$ 153.0